Earnings per share (Details Textual) ₨ / shares in Units, ₨ in Thousands, $ in Thousands		12 Months Ended
	Aug. 04, 2010 shares	Mar. 31, 2018 INR (₨) ₨ / shares shares	Mar. 31, 2018 USD ($) shares	Mar. 31, 2017 INR (₨) ₨ / shares shares	Mar. 31, 2016 INR (₨) shares	Mar. 31, 2011 shares
Earnings per share [line items]
Profit		₨ 923,401	$ 14,197	₨ 642,399	₨ 438,453
Weighted average number of ordinary shares outstanding		150,417,470	150,417,470	144,498,253	141,030,787
Number of outstanding share option		5,180,440	5,180,440
Related parties [member] | Private placements [Member]
Earnings per share [line items]
Paid up value per share | ₨ / shares		₨ 7.75		₨ 7.75
Stock issued during the period, shares, Issued under private placement	125,000,000					125,000,000